Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	1.77%	5.50%	(8.35%)	1.61%	4.85%	6.96%	0.70%	4.61%	(0.27%)	2.74%
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	2.67%	3.62%	(1.79%)	0.04%	1.77%	2.16%	1.08%	0.89%	(0.28%)	0.18%
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	0.13%	4.32%	(6.91%)	(0.25%)	3.75%	5.75%	0.86%	3.73%	(1.20%)	2.97%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	(0.23%)	4.22%	(6.83%)	(0.87%)	4.39%	6.20%	0.61%	3.45%	(1.17%)	2.93%
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	0.55%	4.16%	(5.81%)	(0.11%)	3.65%	5.47%	1.04%	3.91%	(0.16%)	1.87%
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	(0.02%)	4.67%	(5.63%)	0.28%	3.23%	5.76%	0.61%	3.40%	(0.74%)	2.64%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	0.44%	3.99%	(6.90%)	(0.14%)	4.66%	6.63%	0.81%	3.99%	(0.83%)	2.81%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	5.81%	6.87%	(12.13%)	4.72%	6.19%	10.21%	0.52%	8.52%	1.79%	5.50%
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	2.11%	5.67%	(8.11%)	1.86%	5.11%	7.22%	0.96%	4.87%	(0.02%)	2.74%
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	3.03%	3.77%	(1.55%)	0.28%	2.02%	2.41%	1.34%	1.14%	0.07%	0.18%
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	0.28%	4.45%	(6.83%)	(0.01%)	3.82%	6.01%	0.91%	3.99%	(1.15%)	2.97%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	(0.08%)	4.27%	(6.61%)	(0.81%)	4.65%	6.37%	0.75%	3.52%	(0.94%)	2.93%
STET NEW JERSEY MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	0.70%	4.42%	(5.76%)	0.04%	3.81%	5.63%	1.20%	4.16%	(0.12%)	1.87%
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	0.13%	4.83%	(5.59%)	0.52%	3.30%	5.93%	0.86%	3.57%	(0.62%)	2.64%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	0.57%	4.15%	(6.76%)	none	4.82%	6.79%	0.97%	4.15%	(0.68%)	2.81%
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS Y
Prospectus [Line Items]
Annual Return [Percent]	6.07%	7.13%	(11.92%)	4.97%	6.35%	10.60%	0.77%	8.79%	2.05%	5.50%